INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2017
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2017, June 30, 2016 and December 31, 2016, the Company had the following participation in investments that are recorded using the equity method:

	June 30, 2017	June 30, 2016	December 31, 2016
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	126,227	34,296	39,690	52,241
Non-current assets	1,035,580	320,093	308,941	406,546
Total assets	1,161,807	354,389	348,631	458,787
Current liabilities	112,524	28,020	32,373	52,131
Non-current liabilities	1,049,192	326,333	316,248	406,611
Total liabilities	1,161,716	354,353	348,621	458,742
Total stockholders’ equity	91	36	10	45

	As of December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	122,675	33,763	38,351	50,561
Non-current assets	1,094,442	335,229	326,562	432,651
Total assets	1,217,117	368,992	364,913	483,212
Current liabilities	107,026	25,512	29,280	52,234
Non-current liabilities	1,109,961	343,426	335,603	430,932
Total liabilities	1,216,987	368,938	364,883	483,166
Total stockholders’ equity	130	54	30	46

Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	38,987	10,879	11,614	16,494
Net operating revenues	38,987	10,879	11,614	16,494
Net income	13,855	3,382	3,730	6,743

	Six months ended June 30, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	40,565	11,112	11,738	17,715
Net operating revenues	40,565	11,112	11,738	17,715
Net income	14,322	3,520	3,350	7,452

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	80,269	22,088	23,292	34,889
Net operating revenues	80,269	22,088	23,292	34,889
Net income	27,765	6,778	6,424	14,563